Additional information-Financial Statement Schedule I - Condensed statement of profit or loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Condensed statement of profit or loss
Finance income	£ 1,352	£ 2,961	£ 6,195
(Loss)/profit before income tax	(20,818)	27,476	25,833
Income tax expense	(2,415)	(8,595)	(63,462)
(Loss)/profit for the year	(23,233)	18,881	(37,629)
Parent
Condensed statement of profit or loss
Operating expenses	(2,964)	(3,455)	(3,423)
Income from shares in group undertakings	44,534	23,326	21,982
Finance income	82
(Loss)/profit before income tax	41,652	19,871	18,559
Income tax expense	(9)
(Loss)/profit for the year	£ 41,643	£ 19,871	£ 18,559